Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 858,027	$ 203,251	$ (338,777)
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 18)	(116)	942	1,453
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	259	(477)	(482)
Cash flow hedges - effective portion of changes in fair value (Note 15)	(6,164)	30,657	9,852
Cash flow hedges - recycling into P&L (Note 15)	(25,749)	0	0
Equity-accounted investees - share of other comprehensive income (Note 26)	0	159	951
Other comprehensive income (expense), net of tax	(31,770)	31,281	11,774
Total comprehensive income (expense) for the period	826,257	234,532	(327,003)
Attributable to:
Owners of the company	$ 826,257	$ 234,532	$ (327,003)